Segment reporting - Information about reportable segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Vessel revenue	$ 713,730	$ 579,120
Vessel operating costs	(152,532)	(161,755)
Voyage expenses	(9,013)	(25,508)
Depreciation - owned or sale and leaseback vessels	(82,688)	(85,159)
Depreciation - right of use assets for vessels	(18,003)	(19,488)
General and administrative expenses	(49,480)	(35,257)
Loss on sale of vessels		(69,218)
Financial expenses	(87,252)	(78,710)
Financial income	8,544	1,024
Other income and (expense), net	2,332	1,634
Equity holders of the parent	325,638	106,683
Reportable segments
Disclosure of operating segments [line items]
Vessel revenue	713,730	579,120
Vessel operating costs	(152,532)	(161,755)
Voyage expenses	(9,013)	(25,508)
Depreciation - owned or sale and leaseback vessels	(82,688)	(85,159)
Depreciation - right of use assets for vessels	(18,003)	(19,488)
General and administrative expenses	(5,598)	(6,078)
Loss on sale of vessels		(69,218)
Financial expenses	0	0
Financial income	332	334
Other income and (expense), net	0	0
Equity holders of the parent	446,228	212,248
Reportable segments | LR1
Disclosure of operating segments [line items]
Vessel revenue	0	11,169
Vessel operating costs	0	(8,847)
Voyage expenses	0	0
Depreciation - owned or sale and leaseback vessels	0	(1,593)
Depreciation - right of use assets for vessels	0	0
General and administrative expenses	0	(335)
Loss on sale of vessels		(44,560)
Financial expenses	0	0
Financial income	0	20
Other income and (expense), net	0	0
Equity holders of the parent	0	(44,146)
Reportable segments | Handymax
Disclosure of operating segments [line items]
Vessel revenue	85,118	88,508
Vessel operating costs	(17,947)	(17,460)
Voyage expenses	(2,702)	(15,634)
Depreciation - owned or sale and leaseback vessels	(10,242)	(10,351)
Depreciation - right of use assets for vessels	0	0
General and administrative expenses	(683)	(684)
Loss on sale of vessels		0
Financial expenses	0	0
Financial income	0	0
Other income and (expense), net	0	0
Equity holders of the parent	53,544	44,379
Reportable segments | LR2
Disclosure of operating segments [line items]
Vessel revenue	293,389	189,950
Vessel operating costs	(54,955)	(55,077)
Voyage expenses	(3,069)	(4,743)
Depreciation - owned or sale and leaseback vessels	(36,578)	(38,049)
Depreciation - right of use assets for vessels	(3,708)	(4,169)
General and administrative expenses	(1,925)	(2,051)
Loss on sale of vessels		(15,093)
Financial expenses	0	0
Financial income	0	0
Other income and (expense), net	0	0
Equity holders of the parent	193,154	70,768
Reportable segments | MR
Disclosure of operating segments [line items]
Vessel revenue	335,223	289,493
Vessel operating costs	(79,630)	(80,371)
Voyage expenses	(3,242)	(5,131)
Depreciation - owned or sale and leaseback vessels	(35,868)	(35,166)
Depreciation - right of use assets for vessels	(14,295)	(15,319)
General and administrative expenses	(2,990)	(3,008)
Loss on sale of vessels		(9,565)
Financial expenses	0	0
Financial income	332	314
Other income and (expense), net	0	0
Equity holders of the parent	199,530	141,247
Corporate and eliminations
Disclosure of operating segments [line items]
Vessel revenue	0	0
Vessel operating costs	0	0
Voyage expenses	0	0
Depreciation - owned or sale and leaseback vessels	0	0
Depreciation - right of use assets for vessels	0	0
General and administrative expenses	(43,882)	(29,179)
Loss on sale of vessels		0
Financial expenses	(87,252)	(78,710)
Financial income	8,212	690
Other income and (expense), net	2,332	1,634
Equity holders of the parent	$ (120,590)	$ (105,565)